Trust Preferred Securities Balances, Purchases & Interest Expense - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended
	May 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Jan. 01, 2011 Fixed at 7.34% to Sep 2012, Thereafter, Three-month LIBOR, plus 1.75%, Maturity Sep 2037	Dec. 31, 2010 Fixed at 7.34% to Sep 2012, Thereafter, Three-month LIBOR, plus 1.75%, Maturity Sep 2037	Jan. 01, 2011 Fixed at 6.74% to Dec 2016, Thereafter, Three-month LIBOR, plus 1.74%, Maturity Dec 2036	Dec. 31, 2011 Fixed at 6.74% to Dec 2016, Thereafter, Three-month LIBOR, plus 1.74%, Maturity Dec 2036	Dec. 31, 2010 Fixed at 6.74% to Dec 2016, Thereafter, Three-month LIBOR, plus 1.74%, Maturity Dec 2036	May 31, 2010 Group Twenty [Member]	May 31, 2010 Fixed at 7.34% to Sep 2012, Thereafter, Three-month LIBOR, plus 1.75%, Maturity Sep 2037
Debt Instrument [Line Items]
Equity Method Investment, Ownership Percentage		100.00%
Number of Unconsolidated Trusts		8
Junior Subordinated Notes		$ 103,750	$ 113,750		$ 103,750		$ 10,000		$ 15,750	$ 15,750
Payments for Repurchase of Trust Preferred Securities						10,000					4,250	5,000
Gains (Losses) on Extinguishment of Debt	5,735	0	(10,341)	0				4,400
Interest Expense, Trust Preferred Securities		$ 6,641	$ 7,769	$ 8,676